SIGNIFICANT ACCOUNTING POLICIES - 10Q (1) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	348,750	14,079,750	13,839,000	14,105,000	13,920,000
Net loss attributable to parent [Abstract]
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$ 7,632	$ (19,217)	$ (63,657)	$ (18,805)	$ (5,371)
Basic weighted average number of shares (in shares)	140,092,934	29,568,622
Effect on dilutive shares-- Options and restricted stock	182,858	0
Diluted weighted average number of shares (in shares)	140,275,792	29,568,622
Basic and diluted income (loss) per share attributable to Ultrapetrol (Bahamas) Limited (in dollars per share)	$ 0.05	$ (0.65)	$ (1.80)	$ (0.64)	$ (0.18)
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	348,750	348,750	459,000	349,000	349,000
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	0	680,000	329,000	705,000	520,000
Convertible Debt [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding equity awards (in shares)	0	13,051,000	13,051,000	13,051,000	13,051,000